MD&A - Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
	Swiss SRB, including transitional arrangements(phase-in)		Swiss SRB as of 1.1.20(fully applied)
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Total IFRS equity	51,271	54,302	51,271	54,302
Equity attributable to non-controlling interests	(57)	(682)	(57)	(682)
Deferred tax assets recognized for tax loss carry-forwards[1]	(4,637)	(5,042)	(5,797)	(8,403)
Deferred tax assets on temporary differences, excess over threshold	(489)	(741)	(857)	(1,835)
Goodwill, net of tax[1,2]	(5,183)	(3,959)	(6,479)	(6,599)
Intangible assets, net of tax	(214)	(241)	(214)	(241)
Compensation-related components (not recognized in net profit)	(1,620)	(1,589)	(1,620)	(1,589)
Expected losses on advanced internal ratings-based portfolio less general provisions	(634)	(356)	(634)	(356)
Unrealized (gains) / losses from cash flow hedges, net of tax	(351)	(972)	(351)	(972)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	133	(294)	133	(294)
Unrealized gains related to financial assets available for sale, net of tax	(193)	(262)	(193)	(262)
Prudential valuation adjustments	(59)	(68)	(59)	(68)
Consolidation scope	(44)	(129)	(44)	(129)
Accruals for proposed dividends to shareholders	(2,438)	(2,250)	(2,438)	(2,250)
Other	10	71	10	71
Total common equity tier 1 capital	35,494	37,788	32,671	30,693
1 As of 31 December 2017, the phase-in deduction applied was 80%; as of 31 December 2016, the phase-in deduction applied was 60%. 2 Includes goodwill related to significant investments in financial institutions of CHF 350 million (31 December 2016: CHF 342 million).

UBS AG
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
As of 31.12.17	Swiss SRB, including transitional arrangements(phase-in)			Swiss SRB as of 1.1.20(fully applied)
CHF million	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences
Total IFRS equity	51,271	50,775	496	51,271	50,775	496
Equity attributable to preferred noteholders and non-controlling interests	(57)	(57)	0	(57)	(57)	0
Deferred tax assets recognized for tax loss carry-forwards	(4,637)	(4,637)	0	(5,797)	(5,797)	0
Deferred tax assets on temporary differences, excess over threshold	(489)	(403)	(86)	(857)	(749)	(108)
Goodwill, net of tax	(5,183)	(5,183)	0	(6,479)	(6,479)	0
Intangible assets, net of tax	(214)	(214)	0	(214)	(214)	0
Compensation-related components (not recognized in net profit)	(1,620)		(1,620)	(1,620)		(1,620)
Expected losses on advanced internal ratings-based portfolio less general provisions	(634)	(634)	0	(634)	(634)	0
Unrealized (gains) / losses from cash flow hedges, net of tax	(351)	(351)	0	(351)	(351)	0
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	133	133	0	133	133	0
Unrealized gains related to financial assets available for sale, net of tax	(193)	(193)	0	(193)	(193)	0
Prudential valuation adjustments	(59)	(59)	0	(59)	(59)	0
Consolidation scope	(44)	(44)	0	(44)	(44)	0
Accruals for proposed dividends to shareholders	(2,438)	(3,065)	627	(2,438)	(3,065)	627
Other	10	(26)	36	10	(26)	36
Total common equity tier 1 capital	35,494	36,042	(548)	32,671	33,240	(569)